SUMMARY OF BASIC AND DILUTED NET INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Common Class A [Member]
Allocation of net income	$ 388,396	$ 88,130
Basic weighted average shares outstanding	5,218,670	7,478,425
Diluted weighted average shares outstanding	5,218,670	7,478,425
Basic net income per share of common stock	$ 0.07	$ 0.01
Diluted net income per share of common stock	$ 0.07	$ 0.01
Common Class B [Member]
Allocation of net income	$ 160,477	$ 25,357
Basic weighted average shares outstanding	2,156,250	2,156,250
Diluted weighted average shares outstanding	2,156,250	2,156,250
Basic net income per share of common stock	$ 0.07	$ 0.01
Diluted net income per share of common stock	$ 0.07	$ 0.01